RESTRICTED CASH AND INVESTMENTS - Narrative (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Elliot Lake reclamation trust fund
Statement [Line Items]
Deposit	$ 864,000	$ 1,199,000
Fund withdrew	886,000	$ 974,000
Letters of credit facility pledged assets
Statement [Line Items]
Amount on deposit	$ 7,972,000